Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	RidgeWorth Funds
Prospectus Date	rr_ProspectusDate	Mar. 31, 2017
Document Creation Date	dei_DocumentCreationDate	Apr. 06, 2017